Financial Income and Expense, Net - Schedule of Financial Income and Expense, Net (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial income:
Income on financial investments	R$ 569	R$ 177
Interest income	535	347
Discounts obtained	85	4
Exchange variation (foreign exchange profit)	9,569	205
Total	10,758	733
Financial Expenses:
Contingent consideration fair value adjustments		(29,621)
Interest and penalty on contingent consideration by amortization cost	(22,535)
Earnout penalty	(1,260)
Interest on loans, financing and debentures	(3,372)	(3,543)
Other interest and expense	(3,353)	(3,133)
Exchange variation (foreign exchange losses)	(1,134)	(6,673)
Total	(31,654)	(42,970)
Financial income and expense, net	R$ (20,896)	R$ (42,237)